Investment Strategy - Global X Funds Member - Global X China Semiconductor ETF	Nov. 04, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks capital appreciation by gaining economic exposure to China Semiconductor Companies (as defined below). Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of China Semiconductor Companies and in derivative instruments that provide economic exposure to China Semiconductor Companies. "China Semiconductor Companies" are companies whose common stock is listed on the Shanghai Stock Exchange, the Shenzhen Stock Exchange, or the Hong Kong Stock Exchange, and that the Adviser has determined, at the time of investment and quarterly thereafter, generate at least 50% of their revenues from semiconductor-related business segments, including chip design and fabrication, manufacturing equipment, process materials, back-end packaging and testing, and chip design software and IP, as determined from the company's public financial reporting. The Fund may invest in Hong Kong-listed issuers where the Adviser determines that, based on the location of its operations, revenue, or headquarters, the issuer is a China-based company. The Fund may invest in China Semiconductor Companies of any market capitalization.

The Fund expects to gain economic exposure to China Semiconductor Companies through swap agreements that reference securities of the China Semiconductor Companies, either individually or in the aggregate, and through other derivative instruments. The Fund expects to enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the reference asset, either individually or in the aggregate. The Fund’s use of swap agreements and other derivative instruments is designed to allow the Fund to gain exposure to Chinese Semiconductor Companies in circumstances where direct investment may be impractical or involve higher transaction costs, including as a result of local market access requirements, foreign ownership restrictions, tax considerations, or liquidity constraints.

The Fund may also invest up to 100% of the Fund’s assets in cash and cash equivalents and may also invest in short-term U.S. Treasury securities, money market funds, and/or short-term bonds, during other than normal market conditions in attempting to respond to adverse market, economic, political or other conditions, or to satisfy regulatory diversification and/or collateral requirements. When the Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

The Fund’s 80% investment policy is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

For purposes of portfolio construction, the portfolio managers utilize a multi-model stock scoring framework (together, the "Models") to assist them in security screening and analysis. The Models have been developed by Wealthspot LLC ("Wealthspot"). Wealthspot is an affiliate of the Fund and the Adviser. Wealthspot does not provide services directly to the Fund. The framework consists of three independent models and a fourth model that combines them, refreshed at least monthly.

The first model is a machine-learning based stock analysis model that draws on a broad set of market and company data, including price, trading volume, evaluated over multiple time horizons, to rank China semiconductor companies by expected relative performance. The second model is an earnings momentum model that evaluates analysts' forward-looking sales and earnings estimates, including the direction of estimated growth and the balance of upward versus downward estimate revisions, to quantify the strength or weakness of a company's earnings trend. The third model is a price momentum model that evaluates the consistency of a company's share price performance relative to other China Semiconductor Companies over multiple lookback periods. The fourth model combines the outputs of the first three models into a single relative ranking. Each model assigns companies a relative-attractiveness score expressed as a percentile ranking against other China semiconductor companies as of a given date.

The portfolio managers may utilize the Models' output when evaluating specific China semiconductor companies and to enhance their allocation decisions. The portfolio managers may use the Models’ outputs as one input in assessing securities for selection and determining position sizing. The portfolio managers may give the Models’ outputs less weight than other inputs or no weight, including in instances when a Model does not assign a company a score because the Model coverage or the data needed for a Model score is unavailable, such as in the case of a recent initial public offering with less than 12 months of historical data. The portfolio managers also use fundamental research to evaluate investments, considering measures such as price-to-earnings ratios and other valuation ratios, historical and expected sales and earnings growth, profitability measures, and balance sheet strength. When they do not rely on the Models’ outputs, they select, size, and sell securities using traditional portfolio construction methods, including the Adviser’s fundamental research.

In deciding whether to buy, sell or hold an investment and determining its size, in addition to fundamental research and outputs from the Models, the portfolio managers also consider liquidity, foreign ownership capacity, sanctions status, and regulatory requirements applicable to the Fund. The portfolio managers may buy and sell securities for the Fund at any time and will exclude or dispose of certain securities identified by the Models if those securities do not meet the Fund’s investable universe criteria or are subject to sanctions-based investment prohibitions.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in the semiconductors and semiconductor equipment industry.
The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of China Semiconductor Companies and in derivative instruments that provide economic exposure to China Semiconductor Companies.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in the semiconductors and semiconductor equipment industry.